Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD MONEY MARKET RESERVES
Prospectus Date	rr_ProspectusDate	Dec. 14, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2016